Goodwill (Additional Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill, Impairment Loss	$ 4,740	$ 59,440
Continuing Operations [Member] | Money lending services [Member]
Goodwill, Impairment Loss		3,910	$ 0
Discontinued Operations [Member] | Virtual reality technologies
Goodwill, Impairment Loss			$ 20,560
Discontinued Operations [Member] | Financial technology solutions and services
Goodwill, Impairment Loss	$ 4,740	$ 55,530